Accounting Pronouncements (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Liability	$ 3,065		$ 3,065			$ 0
Foreign exchange gain (loss) (notes 10 and 16)	5,628	$ 3,553	(2,853)	$ 16,104
Investment in and loans to equity-accounted investments (notes 4 and 12a)	1,034,713		1,034,713			1,193,741
Operating lease right-of-use assets (notes 2 and 6)	$ 177,052		177,052			0
Net Cash Provided by (Used in) Operating Activities			(256,126)	(84,413)
Scheduled repayments of long-term debt (note 8)			171,946	265,868
Proceeds from Lease Payments			$ 9,242	0
Finance Leased Assets, Number of Units | vessel	22		22
Accumulated other comprehensive loss (note 15)	$ (27,878)		$ (27,878)			$ (2,273)
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Liability	165,400		165,400		$ 170,000
Investment in and loans to equity-accounted investments (notes 4 and 12a)	3,000		3,000
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	3,000		3,000		3,000
Operating lease right-of-use assets (notes 2 and 6)	177,000		177,000		170,000
Proceeds from Lease Payments	3,200	$ 3,200		$ 8,400
Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					4,800
Time-charter [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (notes 2 and 6)					13,700
Time-charter [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (notes 2 and 6)					900
Office Building [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease, Liability	7,700		7,700
Accumulated Other Comprehensive Loss | Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive loss (note 15)					$ 4,800
Other Noncurrent Assets [Member] | Office Building [Member] | Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets (notes 2 and 6)	$ 7,700		$ 7,700